Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable
Schedule of accounts receivable

	December 31,
	2023	2022

	(in US$’000)
Accounts receivable—third parties	115,169	94,531
Accounts receivable—related parties (Note 24(ii))	1,896	3,517
Allowance for credit losses	(171)	(60)
Accounts receivable, net	116,894	97,988

Schedule of aging analysis based on the relevant invoice dates

	December 31,
	2023	2022

	(in US$’000)
Not later than 3 months	96,057	84,007
Between 3 months to 6 months	11,507	7,478
Between 6 months to 1 year	6,439	1,947
Later than 1 year	1,166	1,099
Accounts receivable—third parties	115,169	94,531

Schedule of movements on the allowance for credit losses

	2023	2022	2021

	(in US$’000)
As at January 1	60	20	95
Increase in allowance for credit losses	141	150	16
Decrease in allowance due to subsequent collection	(16)	(107)	(92)
Exchange difference	(7)	(3)	1
Divestment of subsidiaries	(7)	—	—
As at December 31	171	60	20